Intangible Assets, Net	12 Months Ended
Dec. 31, 2024
Intangible Assets, Net
Intangible Assets, Net

6. Intangible Assets, Net

Intangible assets at December 31, 2024 and 2023 consists of the following:

	Useful life	December 31,
		2024	2023
Intellectual property rights	20 years	$21,718	$23,628
Patents and trademarks	20 years	865,682	884,720
Total		887,400	908,348
Less: Accumulated amortization		(270,428)	(242,240)
Total		$616,972	$666,108

Amortization expense relating to the intangible assets for the years ended December 31, 2024 and 2023 was approximately $50,176 and $35,478, respectively.

Estimated future amortization of intangibles is as follows:

Year ending December 31,	Amount
2025	$70,488
2026	70,488
2027	70,488
2028	70,488
2029	70,488
Thereafter	264,532
$616,972